Prepaid Expenses	12 Months Ended
Mar. 31, 2020
QDM Holdings Limited [Member]
Prepaid Expenses	4. Prepaid Expenses Prepaid expenses primarily relate to rent and utility deposits paid by the Group for its office lease and utilities.